    [PROVIDENT INSTITUTIONAL FUNDS LOGO]


             ------------------------------------------------------------------
                     400 Bellevue Parkway, Wilmington, DE 19809 - Phone:
                               302-792-2555 - Fax: 302-792-5876

Thomas A. Melfe
Chairman
                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.

                                                            September 8, 1998

Dear Shareholder:

We are pleased to present the Annual Report to Shareholders of Municipal Fund for New York Investors, Inc. for the period ended July 31, 1998.

Commentary on New York's improving economy and on recent developments in our Fund are contained in the accompanying Investment Adviser's Report.

Provident Institutional Funds offer a variety of high quality Taxable and Tax-Exempt Money Market Funds to meet the varied needs of our investors. Please contact your account representative or call our Client Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

                                            Sincerely,

                                            /s/ Thomas A. Melfe
                                            Thomas A. Melfe
                                              Chairman

                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                    ANNUAL REPORT OF THE INVESTMENT ADVISER

     The dramatic economic turnaround that has occurred in the State of New York over the past several years continues to gather momentum. Helped by the continuing strength in the national economy, the fiscal policies of the Pataki Administration have produced an array of economic benefits. Governor Pataki has introduced broad tax cuts, provided a more favorable business climate, and began a trend toward smaller, more agile state government. As a result, the State has seen unprecedented job creation, a string of budget surpluses, and a strengthening of its creditworthiness. Perhaps the most encouraging development is that the State appears to have eliminated the structural deficit that has plagued the budget process for so many years. In addition, measurable progress has been made on welfare reform and the State has made a major commitment to education funding while holding the line on spending growth.

     New York City continues to see increased revenues due to the booming stock market and financial services sector and the strong national economy. The City enjoyed a budget surplus in the neighborhood of $2.0 billion for the current fiscal year and, assuming a stable economic climate, expects substantial surpluses for at least the next two years. The additional revenue presents an opportunity to improve long term fiscal health through debt paydown. In July, the City's credit rating was upgraded to A- by Standard & Poor's.

     The last of the New York City Revenue Anticipation Notes matured on June 30, 1998. The notes were part of a $1,075,000,000 issue that came to market in October, 1997. New note offerings have been light and there are currently no New York City Revenue Anticipation Note or Tax Anticipation Note offerings on the calendar. The yield curve in the short-term municipal money market has been relatively flat, and cash flows have been volatile, which offers little incentive to extend the average weighted maturity. Consequently, the Fund's average weighted maturity has shortened over the past few months to the 25-30 day range. It is anticipated that the average weighted maturity will be extended in early September due to put rollovers and new note issues, as attractive buying opportunities arise. Credit quality continues to be monitored carefully, with the situation in Japan and global trading banks under regular review. Total net assets in the Municipal Fund for New York Investors on July 31, 1998 stood at $318,090,844, up $47 million from a year ago.

                                  BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION

                              NEW YORK MONEY FUND
                     MUNICIPAL FUND FOR NEW YORK INVESTORS
                            Statement of Net Assets
                                 July 31, 1998

     INVESTMENTS IN       MATURITY     PAR
       SECURITIES           DATE      (000)       VALUE
     --------------       --------   -------   ------------
NEW YORK -- 93.0%
  Albany City School District RAN
   4.25%................. 10/15/98   $ 4,000   $  4,004,044
  Babylon IDA Resource Recovery RB
   (Ogden Martin Project) DN (FSA
   Insurance) (A-1+, VMIG-1)**
   3.35%................. 08/07/98     3,200      3,200,000
  City of New York GO Series B DN
   (FGIC Insurance) (A-1+, VMIG-
   1)**
   3.85%................. 08/01/98     2,400      2,400,000
  City of New York GO Series E DN
   (FGIC Insurance) (A-1+, VMIG-
   1)**
   3.70%................. 08/01/98     2,000      2,000,000
  City of New York GO Series B-4
   DN (Union Bank of Switzerland
   LOC) (A-1+, VMIG-1)**
   3.85%................. 08/01/98     3,400      3,400,000
  City of New York GO DN Series
   B-4 (Union Bank of Switzerland
   LOC) (A-1, VMIG-1)**
   3.85%................. 08/01/98     2,000      2,000,000
  City of New York GO Series D-22
   DN (FGIC Insurance) (A-1+,
   VMIG-1)**
   3.45%................. 08/07/98     5,800      5,800,000
  City of New York GO Series F-5
   DN (Mitsubishi Bank LOC) (A-
   1+, VMIG-1)**
   3.45%................. 08/07/98     1,800      1,800,000
  City of New York GO Series 1995F
   DN (Union Bank of Switzerland
   LOC) (A-1+, P-1)**
   3.40%................. 08/07/98       300        300,000
  City of New York GO Series
   1995F-2 DN (Toronto Dominion
   LOC) (A-1+, VMIG-1)**
   3.40%................. 08/07/98       500        500,000
  City of New York GO Series
   1995F-4 DN (Landesbank Hessen
   LOC) (A-1+, VMIG-1)**
   3.45%................. 08/07/98     1,400      1,400,000
  City of New York GO Series
   1995F-6 DN (Morgan Guaranty
   LOC) (A-1+, VMIG-1)**
   3.50%................. 08/07/98     2,900      2,900,000

     INVESTMENTS IN       MATURITY     PAR
       SECURITIES           DATE      (000)       VALUE
     --------------       --------   -------   ------------
NEW YORK (CONTINUED)
  City of New York Health &
   Hospital Corporation RB Series
   C DN (Toronto Dominion LOC)
   (A-1+, VMIG-1)**
   3.50%................. 08/07/98   $ 3,700      3,700,000
  City of New York Health &
   Hospital Corporation RB Series
   1997A DN (Morgan Guaranty LOC)
   (A-1+, VMIG-1)**
   3.60%................. 08/07/98     4,100   $  4,100,000
  City of New York Housing
   Development Corporation
   (Columbus Gardens Project)
   Series 1993A DN (Citibank
   LOC)(A-1)**
   3.35%................. 08/07/98     2,985      2,985,000
  City of New York Housing
   Development Corporation
   (Queenswood Apartment Project)
   DN (National City LOC) (VMIG-
   1)**
   3.45%................. 08/07/98     1,325      1,325,000
  City of New York Housing
   Development Corporation
   Multifamily Housing RB
   (Carnegie Park) Series 1997A DN
   (Federal National Mortgage
   Association) (A-1+)**
   3.50%................. 08/07/98     8,000      8,000,000
  City of New York IDA Tender
   Notes (La Guardia Associates)
   Series 1985 DN (Banque Indosuez
   LOC) (P-1)**
   3.45%................. 08/07/98     8,900      8,900,000
  City of New York IDA Tender
   Notes Field Hotel Association
   (JFK Project) DN (Banque
   Indosuez LOC) (P-1)**
   3.45%................. 08/07/98    12,450     12,450,000
  City of New York Municipal
   Acceptance Corporation, Trust
   Receipts Series A-11 DN
   (National Westminster
   LOC)(VMIG-1)**
   3.65%................. 08/07/98     7,800      7,800,000
  City of New York Municipal
   Assistance Corporation (Public
   Benefit Corporation of The
   State of New York) Series
   1991K-1 DN (Westdeutsche
   Landesbank Girozentrale LOC)
   (A-1+, VMIG-1)**
   3.35%................. 08/07/98     1,100      1,100,000

                              NEW YORK MONEY FUND
                      Statement of Net Assets (Continued)

     INVESTMENTS IN       MATURITY     PAR
       SECURITIES           DATE      (000)       VALUE
     --------------       --------   -------   ------------
NEW YORK (CONTINUED)
  City of New York Municipal Water &
   Sewer System Finance Authority RB
   Series 1995A DN (FGIC Insurance)
   (A-1+, VMIG-1)**
   3.90%................. 08/01/98   $ 5,500   $  5,500,000
  City of New York Tender Option
   Bonds DN (MBIA Insurance)
   (VMIG-1)**
   3.62%................. 08/07/98     7,000      7,000,000
  City of New York Transitional
   Finance Authority Financing RB
   Series C DN (Bayerische
   Landesbank Girozentrale LOC)
   (A-1+, VMIG-1)**
   3.70%................. 08/01/98    13,000     13,000,000
  City of New York Trust For
   Cultural Resources (S.R.
   Guggenheim Foundation) Series
   1990B DN (Swiss Bank LOC)
   (VMIG-1)**
   3.70%................. 08/01/98     6,950      6,950,000
  City of Syracuse IDA (Syracuse
   University Eggers Hall) Series
   1993 DN (Morgan Guaranty LOC)
   (A-1+)**
   3.70%................. 08/01/98       200        200,000
  Corning BAN
   4.25%................. 09/10/98     2,500      2,500,888
  Dormitory Authority of The State
   of New York (Beverwyck, Inc.)
   DN (Banque Paribas LOC) (P-1)**
   3.50%................. 08/07/98     5,700      5,700,000
  Dormitory Authority of The State
   of New York (College &
   University Loan Program)
   (Morgan Guaranty LOC)
   3.55%................. 08/07/98     1,500      1,500,000
  Dormitory Authority of The State
   of New York (Cornell
   University) Series 1990B DN
   (SP-1+, VMIG-1)**
   3.70%................. 08/01/98     2,300      2,300,000
  Dormitory Authority of The State
   of New York (Memorial Sloan-
   Kettering Cancer Center) Series
   A TECP (Chemical Bank LOC)
   (A-1, VMIG-1)
   3.65%................. 08/12/98     3,000      3,000,000
  Dormitory Authority of The State
   of New York (Memorial Sloan-
   Kettering Cancer Center) RB
   Series 1989C TECP (Chemical
   Bank LOC)(A-1, VMIG-1)
   3.65%................. 08/12/98     3,300      3,300,000

     INVESTMENTS IN       MATURITY     PAR
       SECURITIES           DATE      (000)       VALUE
     --------------       --------   -------   ------------
NEW YORK (CONTINUED)
  Dormitory Authority of The State
   of New York (Metropolitan
   Museum of Art) Series 1993A DN
   (A-1+, VMIG-1)**
   3.40%................. 08/07/98   $ 1,615   $  1,615,000
  Dormitory Authority of The State
   of New York (St. Francis Center
   At The Knolls, Inc.) Series
   1994 DN (Banque Paribas LOC)
   (P-1)**
   3.75%................. 08/01/98     1,500      1,500,000
  Hicksville Water District GO BAN
   4.00%................. 01/22/99     2,084      2,087,215
  Long Island Power Authority
   Electric Systems RB (Putters
   Project) Series 43B DN (Credit
   Suisse LOC)(VMIG-1)**
   3.65%................. 08/07/98     3,100      3,100,000
  Long Island Power Authority
   Electric Systems RB Series 5 DN
   (Morgan Guaranty LOC) (A-1+,
   VMIG-1)**
   3.70%................. 08/01/98     5,000      5,000,000
  Long Island Power Authority
   Electric Systems RB Series 6 DN
   (Morgan Guaranty LOC) (A-1+,
   VMIG-1)**
   3.70%................. 08/01/98     1,700      1,700,000
  Monroe County IDA (Electronic
   Navigation Industries) RB
   3.75%................. 07/01/99     2,290      2,290,000
  Montgomery County IDRB (Service
   Merchandise Company) DN
   (Barclays Bank LOC) (A-1+,
   VMIG-1)**
   3.45%................. 08/17/98     4,700      4,700,000
  Municipal Assistance Corporation
   for The City of New York TECP
   (AMBAC Insurance) (A-1+,
   VMIG-1)
   3.65%................. 08/12/98    11,000     11,000,000
  Nassau County IDA (Cold Spring
   Harbor Laboratory Project)
   Series 1993 DN (Morgan Guaranty
   LOC) (A-1+)**
   3.75%................. 08/01/98       400        400,000
  New York Housing Development
   Corporation Multifamily Rental
   Housing RB (Columbus Green
   Project) DN (Federal National
   Mortgage Association)(A-1+)**
   3.30%................. 08/07/98     6,300      6,300,000

                              NEW YORK MONEY FUND
                      Statement of Net Assets (Continued)

     INVESTMENTS IN       MATURITY     PAR
       SECURITIES           DATE      (000)       VALUE
     --------------       --------   -------   ------------
NEW YORK (CONTINUED)
  New York Housing Development
   Corporation Multifamily Rental
   Housing RB (Monterey Project)
   Series 1997A DN (Federal National
   Mortgage Association)(A-1+)**
   3.35%................. 08/07/98   $10,800   $ 10,800,000
  New York Local Government
   Assistance Corporation Bonds
   Series 1995D DN (Societe
   Generale LOC) (A-1+, VMIG-1)**
   3.35%................. 08/07/98    17,080     17,080,000
  New York State Energy, Research
   & Development Authority PCRB
   (Central Hudson Gas & Electric
   Corporation) Series A DN
   (Bankers Trust LOC) (A-1+,
   VMIG-1)**
   3.50%................. 08/07/98       500        500,000
  New York State Energy, Research
   & Development Authority PCRB
   (Lilco Project) Series A MB
   (Deutsche Bank LOC) (VMIG-1)
   3.58%................. 09/01/98    10,005     10,005,000
  New York State Energy, Research
   & Development Authority PCRB
   (New York State Electric & Gas
   Corporation) Series 1985A MB
   (Morgan Guaranty LOC) (A-1+,
   P-1)
   3.58%................. 03/15/99     8,000      8,000,000
  New York State Energy, Research
   & Development Authority PCRB
   (New York State Electric & Gas
   Corporation) Series 1985B MB
   (Union Bank of Switzerland LOC)
   3.80%................. 10/15/98     2,000      2,000,000
  New York State Energy, Research
   & Development Authority PCRB
   (New York State Electric & Gas
   Corporation) Series 1985D MB
   (Union Bank of Switzerland LOC)
   (A-1+)
   3.80%................. 12/01/98     2,065      2,065,000
  New York State Energy, Research
   & Development Authority PCRB
   (New York State Electric & Gas
   Corporation) Series 1994C DN
   (Morgan Guaranty LOC) (A-1+,
   VMIG-1)**
   3.65%................. 08/01/98       900        900,000

     INVESTMENTS IN       MATURITY     PAR
       SECURITIES           DATE      (000)       VALUE
     --------------       --------   -------   ------------
NEW YORK (CONTINUED)
  New York State Energy, Research
   & Development Authority PCRB
   (New York State Electric & Gas
   Corporation) Series 1994D-2 DN
   (NBD Bank Corp LOC) (A-1+,
   VMIG-1)**
   3.75%................. 08/01/98   $ 1,800   $  1,800,000
  New York State Energy, Research
   & Development Authority PCRB
   (Niagara Mohawk Power) DN
   (Westpac Banking Corp. LOC)
   (P-1)**
   3.70%................. 08/01/98       500        500,000
  New York State Energy, Research
   & Development Authority PCRB
   (Niagara Mohawk Power) Series
   1985A DN (Toronto Dominion LOC)
   (A-1, VMIG-1)**
   3.85%................. 08/01/98    11,900     11,900,000
  New York State Energy, Research
   & Development Authority PCRB
   (Niagara Mohawk Power) Series
   1985C DN (Canadian Imperial
   Bank LOC) (P-1)**
   3.70%................. 08/01/98     1,600      1,600,000
  New York State Environmental
   Quality GO Series 1997A TECP
   (Bayerische Landesbank
   Girozentrale LOC) (A-1+, VMIG-
   1)
   3.45%................. 08/14/98     4,000      4,000,000
  New York State Housing Finance
   Agency Multifamily Housing RB
   Series 1988A DN (AMBAC
   Insurance) (A-1+, VMIG-1)**
   3.45%................. 08/07/98       700        700,000
  New York State Housing Finance
   Authority RB (Related Liberty
   View Project) Series A DN
   (Federal National Mortgage
   Association) (A-1+)**
   3.45%................. 08/07/98     4,400      4,400,000
  New York State IDA Civic
   Facilities (National Audubon
   Society) Series 1989 DN (Swiss
   Bank LOC) (A-1+, VMIG-1)**
   3.70%................. 08/01/98     1,800      1,800,000

                              NEW YORK MONEY FUND
                      Statement of Net Assets (Continued)

     INVESTMENTS IN       MATURITY     PAR
       SECURITIES           DATE      (000)       VALUE
     --------------       --------   -------   ------------
NEW YORK (CONTINUED)
  New York State Job Development
   Authority Series 1984A DN
   (Multiple Credit Enhancements)
   (A-1, VMIG-1)**
   3.40%................. 08/03/98   $   705   $    705,000
  New York State Job Development
   Authority Special Purpose Bonds
   Series 1984C DN (Multiple
   Credit Enhancements) (A-1,
   VMIG-1)**
   3.50%................. 08/03/98     5,775      5,775,000
  New York State Job Development
   Authority Special Purpose Bonds
   Series 1984D DN (Multiple
   Credit Enhancements) (A-1,
   VMIG-1)**
   3.50%................. 08/03/98       290        290,000
  New York State Job Development
   Authority Special Purpose Bonds
   Series 1984E DN (Multiple
   Credit Enhancements) (A-1,
   VMIG-1)**
   3.50%................. 08/03/98     1,100      1,100,000
  New York State Job Development
   Authority Special Purpose Bonds
   Series 1984F DN (Multiple
   Credit Enhancements) (A-1,
   VMIG-1)**
   3.50%................. 08/03/98     1,445      1,445,000
  New York State Job Development
   Authority Special Purpose Bonds
   Series 1984G DN (Multiple
   Credit Enhancements) (A-1,
   VMIG-1)**
   3.50%................. 08/03/98     1,830      1,830,000
  New York State Job Development
   Authority Special Purpose Bonds
   Series 1984H DN (Multiple
   Credit Enhancements) (A-1,
   VMIG-1)**
   3.50%................. 08/03/98     1,070      1,070,000
  New York State Power Authority
   Revenue & General Purpose Bonds
   MB
   3.60%................. 09/01/98    15,300     15,300,000
  New York State TECP Series V (A-
   1+, P-1)
   3.50%................. 08/07/98     2,600      2,600,000
  Niagara County IDA Solid Waste
   Disposal Facility RB (American
   Fuel Company of Niagra L.P.)
   Series 1994A DN (Wachovia Bank
   LOC) (A-1, P-1)**
   3.40%................. 08/07/98     5,110      5,110,000

     INVESTMENTS IN       MATURITY     PAR
       SECURITIES           DATE      (000)       VALUE
     --------------       --------   -------   ------------
NEW YORK (CONTINUED)
  Port Authority of New York & New
   Jersey (Versatile Structure
   Obligations) Series 3 DN
   (Morgan Guaranty LOC) (A-1+,
   VMIG-1)**
   3.70%................. 08/01/98   $ 1,800   $  1,800,000
  Port Authority of New York & New
   Jersey (Versatile Structure
   Obligations) Series 5 DN
   (Bayerische Landesbank
   Girozentrale LOC) (A-1+.VMIG-
   1)**
   3.70%................. 08/01/98       400        400,000
  Rotterdam BAN
   4.00%................. 06/18/99     4,655      4,664,781
  Suffolk County Water Authority
   DN (Bank of Nova Scotia LOC)
   (VMIG-1)**
   3.45%................. 08/07/98     5,100      5,100,000
                                               ------------
                                                295,946,928
                                               ------------
PUERTO RICO -- 6.7%
  Puerto Rico Government
   Development Bank Series 1985 DN
   (Credit Suisse LOC) (A-1+,
   VMIG-1)**
   3.20%................. 08/07/98    14,100     14,100,000
  Puerto Rico Highway &
   Transportation Authority RB
   Series X DN (Landesbank
   Hessen-Thuringen LOC) (A-1+,
   VMIG-1)**
   3.20%................. 08/07/98     2,100      2,100,000
  Puerto Rico Medical, Higher
   Education & Environmental PCRB
   (Ana G. Mendez Educational
   Foundation Project) DN (Bank of
   Tokyo LOC) (A-1+, VMIG-1)**
   3.50%................. 08/07/98     5,100      5,100,000
                                               ------------
                                                 21,300,000
                                               ------------

                              NEW YORK MONEY FUND
                      Statement of Net Assets (Concluded)

                                                  VALUE
                                               ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $317,246,928*)............     99.7%   $317,246,928
OTHER ASSETS IN EXCESS OF
  LIABILITIES.....................       0.3        843,916
                                       -----   ------------
NET ASSETS (Equivalent to $1.00
  per share based on 318,112,040
  Money Shares of capital stock
  outstanding)....................    100.0%   $318,090,844
                                       -----   ------------
                                       -----   ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE ($318,090,844 /
  318,112,040)..............................          $1.00
                                                      -----
                                                      -----

---------------
* Aggregate cost for federal income tax purposes is substantially the same.
** Variable rate demand notes -- the interest rate shown is as of July 31, 1998, and the maturity date shown is the longer of (i) the next interest readjustment date or
   (ii) the date on which the principal amount owed can be recovered through demand.
  The Moody's Investor's Service, Inc. and Standard &
  Poor's Ratings Group ratings indicated are believed to be the most recent ratings available at July 31, 1998. The ratings have not been verified by the Independent
  Accountants and, therefore are not covered by the Report of the Independent Accountants.



                              NEW YORK MONEY FUND
                           SUPPLEMENTARY INFORMATION
                         Maturity Schedule of Portfolio
                                 July 31, 1998
                                  (Unaudited)

       MATURITY
        PERIOD          PAR        PERCENTAGE
    -------------  ------------   -----------
    1-30 Days......$264,330,000      83.3%
    31-60 Days.....  27,805,000       8.8%
    61-90 Days.....   6,000,000       1.9%
    121-150 Days...   2,065,000       0.6%
    Over 150 Days..  17,029,343       5.4%
        Average Weighted Maturity -- 24 days
----------------------------------------------------

INVESTMENT ABBREVIATIONS:

BAN     Bond Anticipation Note
DN      Demand Note
GO      General Obligation
IDA     Industrial Development Authority
IDRB    Industrial Development Revenue Bond
LOC     Letter of Credit
MB      Municipal Bond
PCRB    Pollution Control Revenue Bond
RAN     Revenue Anticipation Note
RB      Revenue Bond
TECP    Tax-Exempt Commercial Paper

                       See Notes to Financial Statements.

                              NEW YORK MONEY FUND
                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                            Statement of Operations
                            Year Ended July 31, 1998

Investment income:
  Interest income...........................................         $11,601,677
                                                                     -----------
Expenses:
  Investment advisory fees..................................             653,314
  Administration fees.......................................             653,314
  Legal fees................................................              48,679
  Audit fees................................................              41,499
  Directors' and officer's fees and expenses................              36,796
  Custodian fees............................................              79,868
  Transfer agent fees.......................................              16,907
  Printing..................................................               6,343
  Miscellaneous.............................................              17,679
                                                                     -----------
                                                                       1,554,399
  Fees waived by Investment Adviser and Administrators......            (901,087)
                                                                     -----------
                                                                         653,312
  Service Organization fees: Dollar Shares..................                 504
                                                                     -----------
     Total expenses.........................................             653,816
                                                                     -----------
     Net investment income..................................          10,947,861
Realized gain (loss) on investments:
  Net realized gain on investments sold.....................               3,904
                                                                     -----------
Net increase in net assets resulting from operations........         $10,951,765
                                                                     ===========

                       See Notes to Financial Statements.

                              NEW YORK MONEY FUND
                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                      Statements of Changes in Net Assets

                                                                  YEAR ENDED       YEAR ENDED
                                                                JULY 31, 1998     JULY 31, 1997
                                                               ----------------   -------------
Increase (decrease) in net assets:
  Operations:
     Net investment income.................................      $ 10,947,861     $  9,520,295
     Net realized gain on investments sold.................             3,904            6,328
                                                                 ------------     ------------
     Net increase in net assets resulting from
       operations..........................................        10,951,765        9,526,623
                                                                 ------------     ------------
  Dividends to shareholders from net investment income:
     Money Shares..........................................       (10,941,581)      (9,414,149)
     Dollar Shares.........................................            (6,280)        (106,146)
     Plus Shares...........................................                --               --
                                                                 ------------     ------------
     Total dividends to shareholders.......................       (10,947,861)      (9,520,295)
                                                                 ------------     ------------
  Increase (decrease) in net assets from Fund share
     transactions..........................................        47,117,614       (1,201,801)
                                                                 ------------     ------------
     Net increase (decrease) in net assets.................        47,121,518       (1,195,473)
Net assets:
  Beginning of period......................................       270,969,326      272,164,799
                                                                 ------------     ------------
  End of period............................................      $318,090,844     $270,969,326
                                                                 ============     ============

                       See Notes to Financial Statements.

                              NEW YORK MONEY FUND
                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                              Financial Highlights
             (FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  MONEY SHARES
                                                ---------------------------------------------------------------------------------
                                                  YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                JULY 31, 1998    JULY 31, 1997   JULY 31, 1996    JULY 31, 1995    JULY 31, 1994
                                                -------------    -------------   -------------    -------------    -------------
Net Asset Value, Beginning of Period..........     $   1.00        $   1.00         $   1.00         $   1.00         $   1.00
                                                   --------        --------         --------         --------         --------
  Income From Investment Operations:
     Net Investment Income....................       0.0336          0.0334           0.0339           0.0338           0.0226
                                                   --------        --------         --------         --------         --------
  Less Distributions:
     Dividends to Shareholders from
       Net Investment Income..................      (0.0336)        (0.0334)         (0.0339)         (0.0338)         (0.0226)
                                                   --------        --------         --------         --------         --------
Net Asset Value, End of Period................     $   1.00        $   1.00         $   1.00         $   1.00         $   1.00
                                                   ========        ========         ========         ========         ========
Total Return..................................         3.41%           3.39%            3.44%            3.43%            2.29%
Ratios/Supplemental Data:
     Net Assets, End of Period $(000).........      318,091         269,821          272,145          246,650          279,483
     Ratio of Expenses to Average Daily Net
       Assets(1)..............................         0.20%           0.20%            0.20%            0.20%            0.20%
     Ratio of Net Investment Income to Average
       Daily
       Net Assets.............................         3.35%           3.34%            3.37%            3.36%            2.28%

---------------

(1) Operating expense ratios before waivers of fees by the Investment Adviser and Administrators for Money Shares for the years ended July 31, 1998, 1997, 1996, 1995 and 1994 were .48%, .49%, .50%, .49% and .48%, respectively.

                       See Notes to Financial Statements.

                              NEW YORK MONEY FUND
                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                              Financial Highlights
             (FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              DOLLAR SHARES
                                        -----------------------------------------------------------------------------------------
                                           YEAR ENDED       YEAR ENDED        YEAR ENDED         YEAR ENDED         YEAR ENDED
                                        JULY 31, 1998(3)   JULY 31,1997    JULY 31, 1996(3)   JULY 31, 1995(3)   JULY 31, 1994(3)
                                        ----------------   -------------   ----------------   ----------------   ----------------
Net Asset Value, Beginning of
  Period..............................      $   1.00         $   1.00          $   1.00           $   1.00           $   1.00
                                            --------         --------          --------           --------           --------
  Income From Investment Operations:
     Net Investment Income............        0.0303           0.0309            0.0089               0.00             0.0127
                                            --------         --------          --------           --------           --------
  Less Distributions:
     Dividends to Shareholders from
       Net Investment Income..........       (0.0303)         (0.0309)          (0.0089)              0.00            (0.0127)
                                            --------         --------          --------           --------           --------
Net Asset Value, End of Period........      $   1.00         $   1.00          $   1.00           $   1.00           $   1.00
                                            ========         ========          ========           ========           ========
Total Return..........................          3.16%(2)         3.14%             3.05%(2)             --               1.96%(2)
Ratios/Supplemental Data:
     Net Assets, End of Period
       $(000).........................            --            1,148                20                 --                 --
     Ratio of Expenses to Average
       Daily Net Assets(1)............           .45%(2)          .45%              .45%(2)             --               0.45%(2)
     Ratio of Net Investment Income to
       Average Daily
       Net Assets.....................          3.11%(2)         3.09%             3.07%(2)             --               1.94%(2)

---------------

(1) Operating expense ratios before waivers of fees by the Investment Adviser and Administrators for Dollar Shares for the years ended July 31, 1998, 1997, 1996 and 1994 were .73% (annualized), .74%, .75% (annualized) and .73%
    (annualized), respectively.

(2) Annualized.

(3) There were no Dollar Shares outstanding during the periods March 28, 1994 to April 14, 1996 and July 21, 1998 to July 31, 1998.

                       See Notes to Financial Statements.

                              NEW YORK MONEY FUND

                  MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
                              Financial Highlights
             (FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               PLUS SHARES
                                        -----------------------------------------------------------------------------------------
                                           YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED       YEAR ENDED
                                        JULY 31, 1998(3)   JULY 31, 1997(3)   JULY 31, 1996(3)   JULY 31, 1995(3)   JULY 31, 1994
                                        ----------------   ----------------   ----------------   ----------------   -------------
Net Asset Value, Beginning of
  Period..............................      $   1.00           $   1.00           $   1.00           $   1.00         $   1.00
                                            --------           --------           --------           --------         --------
  Income From Investment Operations:
     Net Investment Income............          0.00               0.00               0.00             0.0090           0.0201
                                            --------           --------           --------           --------         --------
  Less Distributions:
     Dividends to Shareholders from
       Net Investment Income..........          0.00               0.00               0.00            (0.0090)         (0.0201)
                                            --------           --------           --------           --------         --------
Net Asset Value, End of Period........      $   1.00           $   1.00           $   1.00           $   1.00         $   1.00
                                            ========           ========           ========           ========         ========
Total Return..........................            --                 --                 --               2.69%(2)         2.04%
Ratios/Supplemental Data:
     Net Assets, End of Period
       $(000).........................            --                 --                 --                 --              435
     Ratio of Expenses to Average
       Daily Net Assets(1)............            --                 --                 --               0.45%(2)         0.45%
     Ratio of Net Investment Income to
       Average Daily
       Net Assets.....................            --                 --                 --               2.64%(2)         2.03%

---------------

(1) Operating expense ratios before waivers of fees by the Investment Adviser and Administrators for Plus Shares for the years ended July 31, 1995 and 1994 were .73% (annualized) and .73%, respectively.

(2) Annualized.

(3) There were no Plus Shares outstanding during the period from December 2, 1994 to July 31, 1998.

                       See Notes to Financial Statements.

                         NOTES TO FINANCIAL STATEMENTS

1. General Information

  Municipal Fund for New York Investors, Inc. (the "Company") is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Company offers three series of shares--New York Money ("Money"), New York Money Dollar ("Dollar"), and New York Money Plus ("Plus"). Shares of each series represent equal pro rata interests in a single investment portfolio of the Company and are identical in all respects except that the Dollar and Plus Shares bear the service fees described below and are entitled to vote separately on matters relating to these fees.

  Dollar Shares are sold pursuant to a non-12b-1 Shareholder Services Plan to institutions other than broker/dealers, and Plus Shares are sold pursuant to a 12b-1 Services Plan only to broker/ dealers which enter into agreements with the Company requiring them to provide certain support services to their customers in consideration of the Company's payment of .25% (on an annualized basis) of the average daily net asset value of such shares held by the institutions on behalf of their customers. Dividends paid to Dollar and Plus shareholders are reduced by such fees. In addition, broker/dealers purchasing Plus Shares may be requested to provide assistance in connection with the distribution of such shares. Money Shares are sold to institutional investors who choose not to enter into such servicing agreements with the Company.

  Certain New York municipal obligations in the Company's portfolio may be obligations of issuers which rely in whole or in part on New York State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York State and of New York law on these obligations must be considered.

2. Significant Accounting Policies

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements.

  Portfolio valuation: Portfolio securities of the Company are valued at amortized cost which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

  Securities transactions and investment income: Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis.

  Dividends and distributions to shareholders: It is the policy of the Company to declare dividends from net investment income daily and to pay such dividends within five business days of the end of each month. Net realized capital gains, if any, are distributed at least annually.

  Federal taxes: No provision is made for federal income or excise taxes since the Company intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing all of its earnings to its shareholders.

3. Investment Advisory Fee, Administration Fee and Other Related Party Transactions

  The Company has entered into an Investment Advisory Agreement with BlackRock Institutional Management Corporation ("BIMC"), an indirect majority-owned subsidiary of PNC Bank, National Association ("PNC Bank"). Under the Investment Advisory Agreement, the Investment Adviser is entitled to receive a fee from the

Company, computed daily and payable monthly, at an annual rate of .20% of the Company's average daily net assets.

  PNC Bank serves as the Company's sub-investment adviser pursuant to a Sub-Advisory Agreement. In March 1998, BIMC, assumed the responsibilities of PNC Bank, as sub-advisor, to provide research, credit analysis and recommendations with respect to the Fund's investments and supply certain computer facilities, personnel and other services. The personnel and facilities related to these services were transferred to BIMC and BIMC's obligation to pay to PNC Bank a portion of the advisory fee was terminated.

  Provident Distributors, Inc. ("PDI") is the Company's distributor. No compensation is payable by the Company to PDI for its distribution services.

  The Company has entered into an Administration Agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, and PDI (the "Administrators"), for certain administrative services. Pursuant to their administrative agreement with the Company, PFPC and PDI jointly are entitled to receive a fee at an annual rate of .20% of the Company's average daily net assets.

  BIMC and the Administrators have agreed to reduce the advisory and administration fees otherwise payable to them and to reimburse the Company for its operating expenses to the extent necessary to ensure that its annual operating expense ratio (excluding fees paid to Service Organizations pursuant to Servicing Agreements) does not exceed .20% of the Company's average daily net assets.

  For the year ended July 31, 1998, BIMC and the Administrators voluntarily waived fees totaling $901,087.

  Expenses include legal fees paid to counsel to the Company, a partner of which is secretary of the Company.

  PNC Bank is the Company's custodian and PFPC is the transfer agent.

  No Service Organization fees were paid to affiliates for the year ended July 31, 1998.

4. Fund Shares

  Since the Company has sold, issued as reinvestments of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares is the same as the following amounts for such transactions.

                             YEAR              YEAR
                            ENDED              ENDED
                        JULY 31, 1998      JULY 31, 1997
                       ----------------   ---------------
Sold
  Money shares.......  $ 1,537,268,971    $ 1,249,241,950
  Dollar shares......           20,198         61,700,122
  Plus shares........               --                 --
Issued as
  reinvestments of
  dividends
  Money shares.......          709,929            396,348
  Dollar shares......           12,482             45,758
  Plus shares........               --                 --
Redeemed
  Money shares.......   (1,489,712,988)    (1,251,968,397)
  Dollar shares......       (1,180,978)       (60,617,582)
  Plus shares........               --                 --
                       ---------------    ---------------
Net increase
  (decrease).........  $    47,117,614    $    (1,201,801)
                       ===============    ===============

  The authorized capital of the Company consists of 1.4 billion Money Shares, 300 million Dollar Shares and 300 million Plus Shares, each with a par value of $.001 per share.

  On July 31, 1998, four shareholders held approximately 80% of the outstanding shares of the New York Money Fund.

5. Capital Loss Carryover

  At July 31, 1998, a capital loss carryover of $19,759, expiring at various times from 2000-2001, was available to offset possible future capital gains.

6. Net Assets

  At July 31, 1998, net assets consisted of the following:

Paid-in capital..............  $318,110,603
Accumulated net realized loss
  on investments.............       (19,759)
                               ------------
Total Net Assets.............  $318,090,844
                               ============

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of Municipal Fund for New York Investors, Inc.

     In our opinion, the accompanying statement of net assets and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Municipal Fund for New York Investors, Inc. ("the Fund") at July 31, 1998 and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1998 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
2400 Eleven Penn Center
Philadelphia, Pennsylvania
August 28, 1998

       Directors
         Thomas A. Melfe
           Chairman
         Francis E. Drake, Jr.
         Rodney D. Johnson
         Anthony M. Santomero

       Officers
         Thomas H. Nevin
           President
         Lisa M. Buono
           Treasurer
       Investment Adviser
         BlackRock Institutional
       Management Corporation
         400 Bellevue Parkway
         Wilmington, DE 19809

       Co-Administrators
         PFPC Inc.
         400 Bellevue Parkway
         Wilmington, DE 19809

         Provident Distributors, Inc.
         Four Falls Corporate Center
         6th Floor
         West Conshohocken, PA 19428

       Distributor
         Provident Distributors, Inc.
         Four Falls Corporate Center
         6th Floor
         West Conshohocken, PA 19428

       Transfer Agent
         PFPC Inc.
         P.O. Box 8950
         Wilmington, DE 19885-9628

       This report is submitted for
       the general information of the
       shareholders of the Company.
       It is not authorized for
       distribution to prospective
       investors unless accompanied
       or preceded by an effective
       prospectus for the Company,
       which contains information
       concerning its investment
       policies as well as other
       pertinent information.

       PIF-A-012

                                                  NEW YORK MONEY FUND
                                                An Investment Portfolio
                                                      Offered by
                                                  Municipal Fund for
                                               New York Investors, Inc.
                                         [PROVIDENT INSTITUTIONAL FUNDS LOGO]
                                                     Annual Report
                                                    to Shareholders
                                                     July 31, 1998